Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note 10 - Income Taxes

The components of income tax expense for the years ended December 31, 2011 and 2010 are as follows:

	2011	2010
	(In Thousands)

Federal:
Current	$285	$408
Deferred	(2)	(51)
	283	357
State, current	71	83
	$354	$440

The following table represents reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of 34% to income before taxes for the years ended December 31, 2011 and 2010 is as follows:

	2011	2010
	(In Thousands)

Federal income tax at statutory rate	$300	$377
State tax, net of federal benefit	48	57
Stock compensation expense	5	5
Other	1	1
	$354	$440

The components of the net deferred tax asset at December 31, 2011 and 2010 are as follows:

	2011	2010
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$276	$298
Stock-based compensation	45	39
Allowance for OREO losses	-	9
Interest on non-accrual loans	39	9
Unrealized loss on investment securities available for sale	29	6
Deferred loan fees	13	2
Organization cost	3	3
Total deferred tax assets	405	366

Deferred tax liabilities:
Bank premises and equipment	(41)	(23)
Total deferred tax liabilities	(41)	(23)

Net Deferred Tax Asset	$364	$343

The net deferred tax asset at December 31, 2011 and 2010 of $364,000 and $343,000, respectively, is included in other assets.